SEGMENT INFORMATION - Revenues by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 814,139	$ 659,325	[1]	$ 522,310	[1]
North America
Disclosure of geographical areas [line items]
Revenue	574,150	496,353		407,090
United States of America
Disclosure of geographical areas [line items]
Revenue	558,528	483,228		400,029
Canada
Disclosure of geographical areas [line items]
Revenue	15,622	13,125		7,061
Europe
Disclosure of geographical areas [line items]
Revenue	61,780	46,784		46,240
Spain
Disclosure of geographical areas [line items]
Revenue	32,977	26,134		30,298
United Kingdom
Disclosure of geographical areas [line items]
Revenue	17,100	15,672		12,970
Belgium
Disclosure of geographical areas [line items]
Revenue	2,924	0		8
Switzerland
Disclosure of geographical areas [line items]
Revenue	1,785	0		0
France
Disclosure of geographical areas [line items]
Revenue	1,224	267		79
Luxembourg
Disclosure of geographical areas [line items]
Revenue	1,292	937		1,109
Germany
Disclosure of geographical areas [line items]
Revenue	939	437		623
Netherlands
Disclosure of geographical areas [line items]
Revenue	1,461	2,723		1,023
Others
Disclosure of geographical areas [line items]
Revenue	2,078	614		130
Asia
Disclosure of geographical areas [line items]
Revenue	8,349	4,653		3,067
India
Disclosure of geographical areas [line items]
Revenue	2,670	2,157		1,063
Indonesia
Disclosure of geographical areas [line items]
Revenue	0	1,157		1,686
Japan
Disclosure of geographical areas [line items]
Revenue	5,338	1,062		0
Others
Disclosure of geographical areas [line items]
Revenue	341	277		318
Latin America and others
Disclosure of geographical areas [line items]
Revenue	169,860	111,535		65,913
Argentina
Disclosure of geographical areas [line items]
Revenue	53,667	32,295		24,241
Colombia
Disclosure of geographical areas [line items]
Revenue	13,302	14,355		5,362
Chile
Disclosure of geographical areas [line items]
Revenue	50,707	29,547		21,246
Mexico
Disclosure of geographical areas [line items]
Revenue	25,928	20,623		11,949
Perú
Disclosure of geographical areas [line items]
Revenue	11,648	6,251		1,718
Brazil
Disclosure of geographical areas [line items]
Revenue	11,976	7,964		238
Panama
Disclosure of geographical areas [line items]
Revenue	737	128		460
Uruguay
Disclosure of geographical areas [line items]
Revenue	144	17		529
Others
Disclosure of geographical areas [line items]
Revenue	$ 1,751	$ 355		$ 170

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).